Components of Net Deferred Income Tax Liability (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Abstract]
Investments	$ 453	$ 584
Foreign tax credit carryforwards	243	120
Accrued commission and general expenses	252	230
Net operating loss carryforwards	1,732	1,758
Other	303	194
Gross deferred income tax assets	2,983	2,886
Valuation allowance	(268)	(234)
Total deferred income tax assets	2,715	2,652
Net unrealized gains on investment securities	1,380	761
Net unrealized gains on derivatives	152	214
Insurance reserves	1,250	1,161
DAC	1,177	1,127
PVFP and other intangibles	43	23
Other	220	177
Total deferred income tax liabilities	4,222	3,463
Net deferred income tax liability	$ 1,507	$ 811